Property and Equipment, Net (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total cost	$ 1,360,000	$ 1,144,000
Less accumulated depreciation	(605,000)	(380,000)
Net	755,000	764,000
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total cost	1,013,000	849,000
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Total cost	198,000	198,000
Computer equipment and software
Property, Plant and Equipment [Line Items]
Total cost	$ 149,000	$ 97,000